Capital Commitments	12 Months Ended
Dec. 31, 2023
Capital commitments [abstract]
Capital Commitments	Capital Commitments
The Group has significant capital expenditure contracted for the end of the reporting period but not recognised as liabilities is as follows:

	December 31, 2023	December 31, 2022
	£’000	£’000
Plant and equipment	840	8,656
Computer Equipment	—	8
Computer Software	40	—
Fixtures and Fittings	14	447
Leasehold improvements	12	2,639
	906	11,750

Gates Foundation Private Placement Commitment. Concurrent with the Company’s IPO on October 5, 2021, the Company completed a private placement to the Gates Foundation for the sale of 1,590,909 ADSs at the initial offering price of $22.00 per ADS, for gross proceeds of approximately $35,000,000 (£25,743,000). Under the terms of the Company’s agreement with the Gates Foundation, the Group is committed to spending $70,000,000 over a four-year period to the research, discovery, and development of small molecule anti-infective therapeutics for future pandemic preparedness, with a specific focus on developing therapeutics that can be applied against multiple species of coronaviridae, influenza, and paramyxoviridae (the “Pandemic Preparedness Program”). The Group had incurred £9,697,000 relating to the Pandemic Preparedness Program as at December 31, 2023 (2022: £6,459,000), with a total outstanding commitment of £41,789,000 (2022: £45,027,000).
In the event that the Group is in breach of certain terms within the agreement, the Gates Foundation has the right to sell, or require the Group to buy-back any shareholdings in the Group held by the Foundation at the higher of the public offering price and the market value of the shares at the date of default. Should such a breach occur or should the Company enter bankruptcy the Gates Foundation also has the exclusive right to utilise an exclusive global license granted as part of the agreement in relation to any IP generated by the Group pertaining to the Pandemic Preparedness Program for the benefit of people in certain developing countries. The default conditions are within the control of the Group and the license in question cannot be utilised unless such a default occurs or the Group enters bankruptcy. As such no fair value has been assigned to this license.